Nature of Operations and Ability to Continue as a Going Concern (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated Deficit	$ 13,010,505	$ 10,637,183
Working Capital Deficiency	1,348,302
Estimated Operations Cost for the Next Year	85,000
Estimated Interest Expenses for the Next Year	73,000
Current Obligations	$ 1,348,841